Note 25 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about supplemental cash flow [text block]
		Year Ended December 31,
	Note	2018	2017
Adjustments to reconcile net earnings to operating cash flows before movements in working capital:
Unrealized foreign exchange loss (gain) and other		$659	$(2,457)
Unrealized loss from marketable securities and silver futures derivatives	14	4,435	2,600
		$5,094	$143
Net change in non-cash working capital items:
Decrease in trade and other receivables		$771	$1,616
Increase in value added taxes receivable		(17,173)	(5,505)
Decrease in inventories		2,015	2,646
Decrease (increase) in prepaid expenses and other		549	(743)
Decrease in income taxes payable		(941)	(4,081)
(Decrease) increase in trade and other payables		(6,388)	1,648
		$(21,167)	$(4,419)
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon exercise of options		$967	$1,867
Settlement of liabilities		$(500)	$(500)
		$467	$1,367